Derivative Financial Instruments - Summary of Notional Amount of Derivatives and Carrying Amount of Cash and Deposit Liabilities Designated as Hedging Instruments (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 5,334,215	$ 4,547,246
Hedging [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 0